Other non financial assets (Tables)	12 Months Ended
Mar. 31, 2024
Other Non Financial Assets
Schedule of other non financial assets
	March 31,
	2023	2024
Fair value adjustment – financial assets	-	1,481

Restricted asset	195,491	206,074
Total	195,491	207,555
Non-current	195,491	207,555
Total	195,491	207,555